RESERVES, Terms and Conditions of Options (Details)	12 Months Ended
Jun. 30, 2019 shares $ / shares
Terms and conditions of unlisted share options [Abstract]
Share based payment arrangement subscription rights (in shares)	1
Employee Incentive Options [Member] | Exercisable at A$0.30 Expiring on or before December 31, 2023 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	575,000
Exercise price (in dollars per share) | $ / shares	$ 0.30
Employee Incentive Options [Member] | Exercisable at A$0.40 Expiring on or before December 31, 2023 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	575,000
Exercise price (in dollars per share) | $ / shares	$ 0.40
Employee Incentive Options [Member] | Exercisable at A$0.50 Expiring on or before December 31, 2023 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	575,000
Exercise price (in dollars per share) | $ / shares	$ 0.50
Employee Incentive Options [Member] | Exercisable at A$0.60 Expiring on or before December 31, 2023 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	575,000
Exercise price (in dollars per share) | $ / shares	$ 0.60
Lender Options [Member] | Exercisable at A$0.66 each Expiring on or before April 5, 2021 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	4,444,444
Exercise price (in dollars per share) | $ / shares	$ 0.66
Lender Options [Member] | Exercisable at A$0.34 each Expiring on or before September 10, 2022 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	4,444,444
Exercise price (in dollars per share) | $ / shares	$ 0.34
Lender Options [Member] | Exercisable at A$0.20 each Expiring on or before April 30, 2023 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	18,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.20
Lender Options [Member] | Exercisable at A$0.20 each Expiring on or before June 13, 2023 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	7,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.20
Underwriter Options [Member] | Exercisable at A$0.33 each Expiring on or before June 30, 2021 [Member]
Terms and conditions of unlisted share options [Abstract]
Options exercisable (in shares)	6,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.33